Financing receivables, net (Tables)	12 Months Ended
Dec. 31, 2020
Accounts receivable, net
Schedule of Gross Financing Receivables

Financing receivables consist of the following:

	December 31,
	2019	2020
	RMB	RMB

Financing receivables, gross
Micro-credit personal loans	194,517	130,311
Corporate loans	226,977	195,944
Total	421,494	326,255

Less: allowance for financing receivables	(186,770)	(196,489)

Financing receivables, net	234,724	129,766

Current portion	105,344	1,122
Non-current portion	129,380	128,644

Past Due Financing Receivables

	1-90 days	91-180 days	181-360 days	over 1 year	Total		Total financing
	past due	past due	past due	past due	past due	Current	receivables

December 31, 2019
Micro-credit personal loans	29,109	26,192	36,999	20,183	112,483	82,034	194,517
Corporate loans	—	—	195,143	—	195,143	31,834	226,977
	29,109	26,192	232,142	20,183	307,626	113,868	421,494

December 31, 2020
Micro-credit personal loans	—	24	20,783	109,504	130,311	—	130,311
Corporate loans	—	—	—	195,143	195,143	801	195,944
	—	24	20,783	304,647	325,454	801	326,255

Allowance for Credit Losses on Financing Receivables

Movement of allowance for financing receivables is as follows:

	For the year ended December 31,
	2019	2020
	RMB	RMB

Balance at the beginning of the year	(15,829)	(186,770)
Adoption of ASC326	—	(5,048)
Charged to general and administrative expenses for the year	(170,941)	(4,671)

Balance at the end of the year	(186,770)	(196,489)